HEDGE ACCOUNTING - Accumulated OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Balance at the beginning of the year	$ 1,117,182
Balance at the end of the year	(1,146,565)	$ 1,117,182
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Balance at the beginning of the year	7,938	(42)	$ (874)
Changes in the fair value of the hedge forward contracts	6,995	(8,879)	(33,351)
Reclassified to profit or loss	(9,391)	16,859	34,183
Balance at the end of the year	$ 5,542	$ 7,938	$ (42)